BUSINESS DESCRIPTION	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
BUSINESS DESCRIPTION

NOTE 1: BUSINESS DESCRIPTION

Data443 Risk Mitigation, Inc. (the “Company”) was incorporated as a Nevada corporation on May 4, 1998. On October 15, 2019, the Company changed its name from LandStar, Inc. to Data443 Risk Mitigation, Inc. within the state of Nevada.

Reverse Stock Splits

Effective March 7, 2022 and July 1, 2021, we effected an 8 for 1 and 2,000 for 1 reverse stock split, respectively, of our issued and outstanding common stock (the “Reverse Stock Splits”). All references to shares of our common stock in this Prospectus refers to the number of shares of common stock after giving retrospective effect to these Reverse Stock Splits (unless otherwise indicated).